Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Lessee Disclosure [Abstract]
Operating lease cost	$ 527	$ 524	$ 1,053	$ 1,051
Short-term and variable lease cost	43	33	74	64
Total rent expense	570	557	1,127	1,115
Cash paid for amounts included in the measurement of lease liabilities	$ 773	$ 521	$ 1,360	$ 1,144